Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
current
Cash and cash equivalents	$ 53,005	$ 104,030
Accounts receivable	57,297	22,662
Prepaid expenses	1,048	1,048
Inventory	304,415	23,738
Total current assets	415,765	151,478
PROPERTY, PLANT and equipment
Office equipment	23,802	17,953
Accumulated depreciation	(8,804)	(5,467)
net property, plant and equipment	14,998	12,486
other assets
Deposits	115,182	25,007
total other assets	115,182	25,007
Total assets	545,945	188,971
current LIABILITES
Accounts payable	$ 603,805	221,397
Accrued expenses		$ 1,043,300
Payroll taxes payable	$ 61
Total CURRENT liabilities	603,866	$ 1,264,697
LONG-TERM LIABILITES
Notes payable	500,000	500,000
Total LONG-TERM liabilities	500,000	500,000
Total LIABILITIES	$ 1,103,866	$ 1,764,697
stockholders’ EQUITY (deficit)
Common stock, par value $.001, 100,000,000 shares authorized, 63,192,086 and 59,506,286 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	$ 63,192	$ 59,506
Additional paid in capital	$ 16,678,930	$ 12,879,982
Retained deficit	(17,300,043)	(14,515,214)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(557,921)	(1,575,726)
TOTAL LIABILITIES AND STOCKHOLDERS’EQUITY (DEFICIT)	$ 545,945	$ 188,971